Inventory	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory

NOTE 4 – Inventory

As of June 30, 2018 and December 31, 2017, inventory consisted of the following:

	June 30, 2018	December 31, 2017
Finished inventory	$71,205	$77,517
Raw materials and packaging	6,185	4,795
Total	$77,390	$82,312

NOTE 4 – Inventory

As of December 31, 2017, June 30, 2017, and June 30, 2016, inventory consists of the following:

	December 31, 2017	June 30, 2017	June 30, 2016
Finished inventory	$77,517	$216,711	$290,368
Raw materials and packaging	4,795	7,984	—
Total	$82,312	$224,695	$290,368